Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents	4. CASH AND CASH EQUIVALENTS

	December 31
	2011	2012
	US$	US$
Cash and deposits in bank	29,542	31,087
Time deposits	59,221	123,647

	88,763	154,734